Stockholders' Equity (Deficit), Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Shares [Abstract]
Exercised (in shares)	0
2015 Equity Incentive Plan [Member]
Unrecognized Compensation Expense [Abstract]
Unrecognized compensation expense related to non-vested stock options	$ 27,900
Weighted average period for recognition	1 year 3 months 22 days
2015 Equity Incentive Plan [Member] | Stock Options [Member]
Number of Shares [Abstract]
Outstanding at beginning of period (in shares)	5,064,000
Granted (in shares)	2,890,000
Cancelled/forfeited/expired (in shares)	(49,000)
Outstanding at end of period (in shares)	7,905,110	5,064,000
Exercisable at end of period (in shares)	2,964,262
Weighted Average Exercise Price Per Share [Abstract]
Outstanding at beginning of period (in dollars per share)	$ 6.48
Granted (in dollars per share)	15.14
Cancelled/forfeited/expired (in dollars per share)	7.70
Outstanding at end of period (in dollars per share)	9.64	$ 6.48
Exercisable at end of period (in dollars per share)	$ 6.48
Average Remaining Contractual Term, Aggregate Intrinsic Value and Other [Abstract]
Average remaining contractual term, Outstanding	8 years 6 months 4 days	9 years 1 month 10 days
Average remaining contractual term, Exercisable	7 years 10 months 2 days
Aggregate intrinsic value, Outstanding at beginning of period	$ 0
Aggregate intrinsic value, Outstanding at end of period	63,971	$ 0
Aggregate intrinsic value, Exercisable	$ 32,251
Weighted average fair value of options granted (in dollars per share)	$ 10.40	$ 4.13	$ 4.01
Ionis 2011 Equity Incentive Plan [Member] | Employee Stock Options [Member]
Number of Shares [Abstract]
Outstanding at beginning of period (in shares)	801,000
Granted (in shares)	628,000
Cancelled/forfeited/expired (in shares)	(1,429,000)
Outstanding at end of period (in shares)	0	801,000
Exercisable at end of period (in shares)	0
Weighted Average Exercise Price Per Share [Abstract]
Outstanding at beginning of period (in dollars per share)	$ 54.92
Granted (in dollars per share)	45.76
Cancelled/forfeited/expired (in dollars per share)	50.90
Outstanding at end of period (in dollars per share)	0.00	$ 54.92
Exercisable at end of period (in dollars per share)	$ 0.00
Average Remaining Contractual Term, Aggregate Intrinsic Value and Other [Abstract]
Average remaining contractual term, Outstanding	0 years	5 years 8 months 19 days
Average remaining contractual term, Exercisable	0 years
Aggregate intrinsic value, Outstanding at beginning of period	$ 2,203
Aggregate intrinsic value, Outstanding at end of period	0	$ 2,203
Aggregate intrinsic value, Exercisable	$ 0
Weighted average fair value of options granted (in dollars per share)	$ 24.23	$ 23.02	$ 27.99